Capital Stock - Black-Scholes Option Pricing Model Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 USD ($) year
Share Capital and Share-based Payment Arrangements [Abstract]
Risk-free interest rate			1.60%
Expected volatility of the market price of our shares			35.00%
Expected option life (in years) | year			5.5
Weighted average fair value of options granted (in dollars per share) | $			$ 4.68
Number of options granted (in shares) | shares	0	0